SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

9.  SUBSEQUENT EVENTS

We have evaluated subsequent events through January 22, 2021, which is the date our financial statements were available to be issued.

On November 18, 2020, we entered into a definitive agreement with Danville Development, LLC (“Danville Development”) for market access to the State of Illinois. Under the definitive agreement, GNOG holds the exclusive right to offer online sports wagering and, if permitted by law in the future, online casino wagering. In addition, GNOG has committed to cause to be provided a mezzanine loan in the amount of $30 million to Danville Development for the development and construction of the Casino. This market access agreement is for a term of 20 years and requires GNOG to pay Danville Development a percentage of its online net gaming revenue, subject to minimum royalty payments over the term.

Danville Development is a joint venture between Wilmot Gaming Illinois, LLC and GN Danville, LLC, a wholly owned subsidiary of Golden Nugget, LLC and an affiliate of GNOG, formed to build a new Golden Nugget branded casino in Danville, Illinois, pending obtaining all regulatory approvals.

On November 20, 2020, we entered into a definitive agreement with Greenbrier Hotel Corporation (“GBR”) for market access to the state of West Virginia. Under the definitive agreement, GNOG holds the right to offer online sports wagering and online casino wagering. This market access agreement is for a term of 10 years and requires GNOG to pay GBR a percentage of its online net gaming revenue, subject to minimum royalty payments over the term.

On December 29, 2020, we completed the merger transaction discussed in Note 1.

9.   SUBSEQUENT EVENTS

We have evaluated subsequent events through June 26, 2020, which is the date our financial statements were available to be issued.

On April 27, 2020, we entered into an Online Gaming Operations Agreement with an affiliate, GNAC. The agreement grants us the right to host, manage, control, operate, support and administer online gaming services under GNAC’s operating licenses. The agreement also grants us the right to use the Golden Nugget trademark in connection with our online gaming operations. Under the terms of these agreements, we will pay a monthly royalty equal to 3% of net gaming revenue defined as GGR less free play, gaming tax, Know-Your-Customer fees, geolocation fees, and payment processing fees. The agreements provide for a five-year term and a renewable five-year option.

On April 28, 2020, we entered into a credit agreement, that is guaranteed by our indirect parent, comprised of a $300.0 million interest only term loan due October 2023. Proceeds received from the term loan were sent to our indirect Parent, who issued us a note receivable due October 2024. The term loan and associated note receivable both bear interest at libor plus 12%. The term loan is secured by the note receivable which effectively, but indirectly provides pari passu security interest with the Golden Nugget, LLC senior secured credit facility.

On June 17, 2020, we entered into a market access agreement with Keweenaw Bay Indian Community, a federally recognized Indian tribe (“KBIC”) pursuant to which KBIC shall grant us (a) the right operate a “Golden Nugget” branded online casino (including, at our discretion, online poker) and online sportsbook in the State of Michigan under KBIC’s casino license held in connection with KBIC’s ownership of the Ojibwa Casinos located in Baraga, Michigan and Marquette, Michigan. The initial term is fifteen years with an optional ten year renewal period.

During March 2020, a global pandemic was declared by the World Health Organization related to the rapidly growing outbreak of a novel strain of coronavirus (COVID‑19). The pandemic has significantly impacted the economic conditions around the world, accelerating during the last half of March 2020, as federal, state and local governments react to the public health crisis. The direct impact on us is primarily through suspensions, postponement and cancellations of major sports seasons and sporting events. Sports betting accounted for less than 1% of our revenues for 2019. The status of most of these sporting events is they are postponed or unknown as to when they will restart. At the same time, the closures of casino facilities has caused an increase in new patrons utilizing online gaming. The ultimate impact of this pandemic on our financial and operating results is unknown and will depend, in part, on the length of time that these disruptions exist.